Segment Information (Segment Operating Information by Segment) (Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Sohu [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization expenses	$ 18.8	$ 19.8	$ 23.4
Changyou [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization expenses	$ 11.4	$ 11.5	$ 12.6